CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net loss	$ (21,785)	$ (10,902)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	582	410
Share-based compensation expense	1,259	2,170
Loss from equity method investment	302
Non cash interest expenses	38	150
Debt conversion expense		348
Changes in operating assets and liabilities:
Accounts receivable	(4,001)	3,153
Prepaid expenses and other assets	421	(202)
Accounts payable	578	(1,537)
Accrued liabilities	1,687	(104)
Deferred revenue	159	6,054
Net cash used in operating activities	(20,760)	(460)
INVESTING ACTIVITIES:
Acquisition of property and equipment	(1,478)	(251)
Purchases of short-term investments	(6,594)
Proceeds from sale of equipment		29
Proceeds from maturities of short-term investments	30,206	10,577
Net cash provided by investing activities	22,134	10,355
FINANCING ACTIVITIES:
Proceeds from long-term debt, net of debt issuance costs	9,872
Proceeds from exercise of stock options	332	711
Proceeds from issuance of convertible promissory notes		5,650
Proceeds from exercise of warrants		160
Net cash received in the issuance of shares for the net assets of Alcobra Ltd.		477
Net cash provided by financing activities	10,204	6,998
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	11,578	16,893
Cash, cash equivalents and restricted cash at beginning of year	25,238	8,345
Cash, cash equivalents and restricted cash at end of year	36,816	25,238
Supplemental disclosure of cash flow information:
Cash paid for interest	146
Cash paid for income taxes		35
Sale of intangible assets for equity method investment	590
Purchase of property and equipment in accounts payable	30
Release of repurchase liability for restricted shares	$ 39
Conversion of notes to ordinary shares		5,957
Fair value of assets acquired, excluding cash, cash equivalents and restricted cash		35,241
Less: liabilities assumed		(1,906)
Net assets acquired, excluding cash, cash equivalents and restricted cash		$ 33,335